CONSOLIDATED INCOME STATEMENT (UNAUDITED) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021		Jun. 30, 2021
Profit or loss [abstract]
Interest income	£ 7,429	£ 6,714		£ 6,544
Interest expense	(229)	(1,721)		(2,171)
Net interest income	7,200	4,993		4,373
Fee and commission income	1,408	1,314		1,294
Fee and commission expense	(662)	(584)		(601)
Net fee and commission income	746	730		693
Net trading income	(19,302)	7,685		9,515
Insurance premium income	4,651	4,034		4,249
Other operating income	385	434		738
Other income	(13,520)	12,883		15,195
Total income	(6,320)	17,876		19,568
Insurance claims	15,043	(9,631)		(11,489)
Total income, net of insurance claims	8,723	8,245		8,079
Operating expenses	(4,681)	(5,903)		(4,897)
Impairment (charge) credit	(381)	655		723
Profit before tax	3,661	2,997	[1]	3,905	[1]
Tax expense	(835)	(977)		(40)
Profit for the period	2,826	2,020		3,865
Profit attributable to ordinary shareholders	2,569	1,744		3,611
Profit attributable to other equity holders	214	216		213
Profit attributable to equity holders	2,783	1,960		3,824
Profit attributable to non-controlling interests	£ 43	£ 60		£ 41
Basic earnings per share (in GBP per share)	£ 0.037	£ 0.024		£ 0.051
Diluted earnings per share (in GBP per share)	£ 0.036	£ 0.024		£ 0.050

[1]	Restated, see page 53.